LEASES - Right of use assets (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right of use assets
Balance at beginning of year	₺ 722,599	₺ 712,335
Balance at ending of year	565,523	722,599
Cost
Right of use assets
Balance at beginning of year	2,187,085	1,835,178
Additions	253,981	351,212
Remeasurement		695
Disposals	(5,095)
Balance at ending of year	2,435,971	2,187,085
Accumulated amortization
Right of use assets
Balance at beginning of year	(1,464,486)	(1,122,843)
Additions	(410,188)	(341,238)
Remeasurement		(405)
Disposals	4,226
Balance at ending of year	(1,870,448)	(1,464,486)
Buildings | Cost
Right of use assets
Balance at beginning of year	1,131,394	914,206
Additions	224,339	216,493
Remeasurement		695
Balance at ending of year	1,355,733	1,131,394
Buildings | Accumulated amortization
Right of use assets
Balance at beginning of year	(830,443)	(691,415)
Additions	(226,704)	(138,623)
Remeasurement		(405)
Balance at ending of year	(1,057,147)	(830,443)
Fixtures and fittings | Cost
Right of use assets
Balance at beginning of year	570,126	510,056
Additions	8,074	60,070
Disposals	(5,095)
Balance at ending of year	573,105	570,126
Fixtures and fittings | Accumulated amortization
Right of use assets
Balance at beginning of year	(296,042)	(197,569)
Additions	(96,235)	(98,473)
Disposals	4,226
Balance at ending of year	(388,051)	(296,042)
Software and rights | Cost
Right of use assets
Balance at beginning of year	170,583	170,583
Additions	1,329
Balance at ending of year	171,912	170,583
Software and rights | Accumulated amortization
Right of use assets
Balance at beginning of year	(126,907)	(98,798)
Additions	(19,149)	(28,109)
Balance at ending of year	(146,056)	(126,907)
Vehicles | Cost
Right of use assets
Balance at beginning of year	314,982	240,333
Additions	20,239	74,649
Balance at ending of year	335,221	314,982
Vehicles | Accumulated amortization
Right of use assets
Balance at beginning of year	(211,094)	(135,061)
Additions	(68,100)	(76,033)
Balance at ending of year	₺ (279,194)	₺ (211,094)